FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in fair value
Total Gain/(Loss)	242,038	(35,088)	85,163
Interest Rate Swaps | Interest Expenses
Change in fair value
Total Gain/(Loss)		478	1,125
Cross currency interest rate swap | Interest Expenses
Change in fair value
Total Gain/(Loss)	(580)	(1,306)	(2,963)
Cross currency interest rate swap | Foreign Exchange
Change in fair value
Total Gain/(Loss)	16,128	19,920	15,118
Foreign exchange derivatives | Foreign Exchange
Change in fair value
Total Gain/(Loss)	6,149	8,110	947
Electricity Swaps | Operating Expense
Change in fair value
Total Gain/(Loss)	(1,275)	758	(3,108)
Equity Swaps (gain)/loss | General and Administrative Expense
Change in fair value
Total Gain/(Loss)	(9,282)	5,450	412
Commodity Derivative Instruments
Change in fair value
Total Gain/(Loss)	230,898	(68,498)	73,632
Commodity Derivative Instruments | Crude Oil Instruments: | Commodity derivative instruments
Change in fair value
Total Gain/(Loss)	182,019	(65,504)	70,283
Commodity Derivative Instruments | Gas | Commodity derivative instruments
Change in fair value
Total Gain/(Loss)	48,879	(2,994)	3,349